Other Income and Expense Items (Tables)	6 Months Ended
Dec. 31, 2023
Other Income and Expense Items [Abstract]
Schedule of Other Income	Other income
	Consolidated entity
	31 December	31 December
	2023	2022
	$	$
Australian R&D tax incentive refund	219,609	129,149
MTEC R&D grant	2,258,757	1,472,547
Other income	6,987	7,410
	2,485,353	1,609,106

Scheduleof Other Gains (Losses)	Other gains/(losses)
		Consolidated entity
		31 December	31 December
		2023	2022
	Notes	$	$
Net foreign exchange gains/(losses)		(165,511)	(67,845)
Fair value gains/(losses) to financial assets	4(b)(ii)	(585,070)	(63,092)
Other items		21	-
		(750,560)	(130,937)